Annual Fund Operating Expenses - Service and Premier Shares - NORTHERN INSTITUTIONAL TREASURY PORTFOLIO	Apr. 01, 2021
Service Shares
Operating Expenses:
Management Fees	0.13%
Other Expenses	0.03%	[1]
Transfer Agent Fees	0.02%
Service Fees	none
Other Operating Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.16%
Expense Reimbursement	(0.01%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%
Premier Shares
Operating Expenses:
Management Fees	0.13%
Other Expenses	0.08%
Transfer Agent Fees	0.02%
Service Fees	0.05%
Other Operating Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.21%
Expense Reimbursement	(0.01%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2022 without the approval of the Board of Trustees.